PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES AMOUNT DUE BY CUSTOMER TYPE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Due from third parties	¥ 337,235			¥ 452,921
Due from related parties	171,059			242,601
Total prepayments and other receivables	¥ 508,294	$ 79,763		¥ 695,522

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.